Parent Only Financial Information (Details) - Schedule of Condensed Statements of Comprehensive Loss - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Net loss	¥ (876,250,383)	¥ (742,645,232)	¥ (381,721,019)
Other comprehensive income (loss)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes	(2,116,740)	(1,520,393)	(548,029)
Unrealized gain on short-term investments, net of nil income taxes	3,584,872	2,133,528
Amounts reclassified from accumulated other comprehensive income	(5,718,400)
Foreign currency translation adjustment, net of nil income taxes	8,741,308	(19,356,001)	(2,889,641)
Total comprehensive loss	¥ (871,759,343)	¥ (761,388,098)	¥ (385,158,689)